Revenue and other operating income - Schedule Of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 513,368	$ 684,265	$ 846,507
Other operating income	4,902	6,996	7,426
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	249,303	340,217	455,617
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	145,360	203,821	264,799
Time charter
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 118,705	$ 140,227	$ 126,091